Debt - Narrative (Details)				12 Months Ended
	Sep. 27, 2019 USD ($)	Jun. 20, 2019 USD ($)	Jun. 20, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 27, 2019 EUR (€)	Sep. 16, 2019 USD ($)	Sep. 16, 2019 EUR (€)	Jul. 24, 2019 USD ($)	Jul. 24, 2019 EUR (€)	Jul. 23, 2019 USD ($)	Jul. 23, 2019 EUR (€)	Jun. 20, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 USD ($)	Jun. 27, 2018 EUR (€)	Jul. 25, 2017 EUR (€)	Jun. 21, 2017 USD ($)	Jun. 12, 2017 USD ($)
Debt Instrument [Line Items]
Principal						$ 8,074,490,000
Minimum principal balance of intercompany loans securing the debt				$ 10,000,000
Unused available liquidity				1,752,000,000
Senior Notes
Debt Instrument [Line Items]
Principal				6,331,407,000		5,928,832,000
Loss on extinguishment of debt						29,600,000
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal				$ 561,700,000				€ 500,000,000			€ 500,000,000
Stated interest rate (as a percent)				2.375%				2.375%		2.375%	2.375%
Repurchase amount										$ 542,500,000
Loss on extinguishment of debt				$ 2,300,000	€ 2,100,000
Effective interest rate (as a percent)				2.50%				2.50%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal				$ 842,550,000				€ 750,000,000								€ 750,000,000
Stated interest rate (as a percent)		3.50%		3.50%				3.50%								3.50%
Repurchase amount		$ 845,300,000
Loss on extinguishment of debt		$ 9,600,000	€ 8,500,000
Effective interest rate (as a percent)				3.65%				3.65%
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Principal						$ 501,058,000
Stated interest rate (as a percent)		4.125%				4.125%										4.125%	4.125%
Repurchase amount		$ 497,500,000														€ 437,600,000			$ 303,600,000	€ 262,400,000
Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt Instrument [Line Items]
Principal				$ 750,000,000		$ 750,000,000												$ 750,000,000
Stated interest rate (as a percent)				6.25%		6.25%		6.25%									6.25%	6.25%
Effective interest rate (as a percent)				6.41%				6.41%
Senior Notes | 5.625% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Stated interest rate (as a percent)																		5.625%
Repurchase amount																		$ 600,000,000.0
Senior Notes | 7.500% Senior Secured Notes due July 2019
Debt Instrument [Line Items]
Principal																							$ 500,000,000.0
Stated interest rate (as a percent)						7.50%											7.50%	7.50%					7.50%
Repurchase amount																		$ 144,300,000				$ 393,500,000
Loss on extinguishment of debt							$ 25,700,000
Total purchase amount																						$ 355,700,000
Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Principal				$ 27,311,000		$ 27,311,000
Stated interest rate (as a percent)				5.50%		5.50%		5.50%									5.50%	5.50%
Repurchase amount																		$ 96,800,000
Effective interest rate (as a percent)				4.88%				4.88%
Senior Notes | 5.625% Senior Secured Notes due February 2020, 7.500% Senior Secured Notes due July 2019, and 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Repurchase amount																		$ 865,800,000
Loss on extinguishment of debt						$ 24,800,000
Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt Instrument [Line Items]
Principal				$ 561,700,000		$ 572,500,000		€ 500,000,000												€ 500,000,000
Stated interest rate (as a percent)				3.50%		3.50%		3.50%									3.50%		3.50%	3.50%
Effective interest rate (as a percent)				3.68%				3.68%
Senior Notes | 4.750% Senior Secured Notes due March 2020
Debt Instrument [Line Items]
Principal						$ 444,146,000		€ 387,900,000
Stated interest rate (as a percent)				4.75%		4.75%		4.75%									4.75%
Repurchase amount																			$ 129,700,000	€ 112,100,000
Effective interest rate (as a percent)				6.00%				6.00%
Senior Notes | 4.125% Senior Secured Notes due February 2020 and 4.750% Senior Secured Notes due March 2020
Debt Instrument [Line Items]
Repurchase amount																			$ 457,500,000	€ 395,500,000
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt Instrument [Line Items]
Stated interest rate (as a percent)						6.625%											6.625%
Repurchase amount						$ 625,500,000											€ 500,000,000
Term loan | Euro Revolving Credit Facilities due July 2024
Debt Instrument [Line Items]
Principal						313,158,000
Repayments of lines of credit	$ 192,300,000	$ 339,300,000
Term loan | Term Loan Facility due 2023
Debt Instrument [Line Items]
Principal				$ 1,325,612,000		$ 1,717,500,000			€ 1,200,000,000												€ 1,500,000,000
Repurchase amount										$ 350,200,000	€ 320,000,000
Effective interest rate (as a percent)				2.05%		2.05%		2.05%									2.05%
Revolving Credit Facility
Debt Instrument [Line Items]
Principal				$ 7,657,019,000
Effective interest rate (as a percent)						2.66%											2.66%
Commitment fees (as a percent)				0.725%	0.725%
Revolving Credit Facility | Euro Revolving Credit Facilities due July 2024
Debt Instrument [Line Items]
Principal				$ 0
Revolving Credit Facility | Revolving Credit Facility A
Debt Instrument [Line Items]
Maximum amount												$ 1,050,000,000.00		$ 1,200,000,000
Revolving Credit Facility | Revolving Credit Facility B
Debt Instrument [Line Items]
Maximum amount | €													€ 625,000,000		€ 725,000,000
Credit Facility | Other Credit Facilities
Debt Instrument [Line Items]
Effective interest rate (as a percent)				3.64%				3.64%
Borrowings outstanding				$ 34,800,000